Cover	May 16, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Allarity Therapeutics, Inc. (the “Company”) on May 17, 2022 (the “Original 8-K”) reporting the Company’s financial and operational information for its fourth quarter and full fiscal year ended December 31, 2021, which were announced in a press release issued on May 16, 2022 and furnished with the Original 8-K as Exhibit 99.1 (the “Original Press Release”). The Original Press Release contained an incorrect reference to “$971 million” instead of “$971 thousand” in reference to the size of a certain debt cancellation. This Amendment is being filed solely to furnish the press release dated May 18, 2022 as Exhibit 99.1, which corrects the typographical error. Except as amended by this Amendment and Exhibit 99.1 hereto, all information set forth in the Original 8-K and corresponding exhibits remains unchanged.
Document Period End Date	May 16, 2022
Entity File Number	001-41160
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Entity Central Index Key	0001860657
Entity Tax Identification Number	87-2147982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false